Capital, Reserves and Non-Controlling Interests (Details) - $ / shares				1 Months Ended
	Aug. 02, 2022	May 10, 2022	Dec. 09, 2021	Jul. 31, 2022	May 26, 2022	Oct. 29, 2021	Oct. 27, 2021	Nov. 30, 2021
Disclosure Of Share Capital Reserves And Other Equity Interest Text Block Abstract
Share capital	3,300,000
Purchase of warrants							1,800,000
Warrants price per share (in Dollars per share)							$ 1.5
Warrants percentage							88.00%
Capital and reserves description						the Company issue warrants to Natural Selection Capital Holdings Limited (the “Consulting Company”) to purchase an aggregate of 14,000,000 ordinary shares, par value US$0.0001 per share of the Company with each such warrant expiring on the tenth anniversary from the date on which the Consulting Company warrants become exercisable, which exercise date shall be the later of: (i) the one year anniversary date of the issuance of such Consulting Company warrants (such one-year period following the date of the issuance of such Consulting Company warrants, and (ii) the applicable vesting date.
Description of private placement						(i)3,500,000 share purchase warrants exercisable at $1.00 per share, (iii) 3,500,000 share purchase warrants exercisable at $1.50 per share, and (iv) 7,000,000 share purchase warrants exercisable at $2.50 per share.
Warrants purchased		500,000		6,600,000	200,000			2,000,000
Warrants purchase per share (in Dollars per share)		$ 1.5	$ 1.5	$ 1	$ 1.5
Weighted average price, percentage		88.00%	88.00%	88.00%	88.00%
Weighted average price, term		5 years	5 years	5 years	5 years